Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

January 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Management Trust

CIK 0001605283

Ladies and Gentlemen:

On behalf of Invesco Management Trust (the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment No. 10 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed in order to register Class A shares of Invesco Conservative Income Fund (the “Fund”).

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff previously reviewed the Fund’s complete registration statement in connection with the filing of the Registrant’s initial registration statement on Form N-1A, filed on April 11, 2014 (“Initial N-1A”), which did not include Class A shares. Additionally, the Staff reviewed the registration statement for other Invesco Funds in connection with the filing of Post-Effective Amendment No. 136 of AIM Growth Series (Invesco Growth Series), which included Class A share disclosure that is substantially similar to the Class A share disclosure in the Amendment. The only substantive changes from the Amendment as compared to the Initial N-1A are provisions in the Fund’s prospectus and statement of additional information (“SAI”) relating to the addition of Class A shares. The sections in the Fund’s prospectus and SAI that we believe contain the new information are:

Prospectus:

•	Fees and Expenses of the Fund

•	Performance Information

•	Purchase and Sale of Fund Shares

•	Shareholder Account Information

SAI:

•	Distribution of Securities

•	Appendix L

•	Appendix M

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6301.

Very truly yours,

/s/ Elizabeth Nelson

Elizabeth Nelson